25. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property plant and equipment by class of assets
25.1.	By class of assets
	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2019	5,210	76,028	28,926	47,219	-	157,383
Adoption of IFRS 16	-	-	-	-	26,575	26,575
Additions	-	2,784	5,269	145	2,332	10,530
Additions to / review of estimates of decommissioning costs	-	-	-	5,497	-	5,497
Capitalized borrowing costs	-	-	1,336	-	-	1,336
Reimbursement under the Transfer of Rights Agreement	-	-	-	(8,319)	-	(8,319)
Write-offs	(3)	(92)	(293)	(407)	(21)	(816)
Transfers	478	6,055	(10,466)	4,879	126	1,072
Transfers to assets held for sale	(803)	(4,942)	(621)	(1,204)	(1,339)	(8,909)
Depreciation, amortization and depletion	(231)	(6,106)	-	(4,756)	(5,019)	(16,112)
Impairment recognition	(2)	(1,298)	(1,453)	(743)	(161)	(3,657)
Impairment reversal	-	236	80	459	-	775
Cumulative translation adjustment	(199)	(2,287)	(826)	(1,873)	(905)	(6,090)
Balance at December 31, 2019	4,450	70,378	21,952	40,897	21,588	159,265
Cost	6,856	119,993	21,952	70,647	26,440	245,888
Accumulated depreciation, amortization, depletion and impairment	(2,406)	(49,615)	-	(29,750)	(4,852)	(86,623)
Balance at December 31, 2019	4,450	70,378	21,952	40,897	21,588	159,265
Additions	-	4,587	3,090	365	4,338	12,380
Additions to / review of estimates of decommissioning costs (note 21)	-	-	-	5,421	-	5,421
Capitalized borrowing costs	-	-	941	-	-	941
Write-offs	(4)	(438)	(461)	(187)	(1,271)	(2,361)
Transfers	(258)	2,676	(3,175)	1,336	(21)	558
Transfers to assets held for sale	(8)	(226)	27	(848)	(13)	(1,068)
Depreciation, amortization and depletion	(142)	(4,298)	-	(3,864)	(4,022)	(12,326)
Impairment recognition (note 27)	(14)	(7,293)	(2,855)	(4,603)	(337)	(15,102)
Impairment reversal (note 27)	-	5,542	482	1,612	124	7,760
Cumulative translation adjustment	(981)	(12,248)	(4,558)	(8,963)	(4,517)	(31,267)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Cost	5,450	107,199	27,544	60,902	23,780	224,875
Accumulated depreciation, amortization, depletion and impairment (****)	(2,407)	(48,519)	(12,101)	(29,736)	(7,911)	(100,674)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)
(*) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(**) See note 33 for assets under construction by operating segment.
(***) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.
(****) In the case of assets under construction, it refers only to impairment losses.

Schedule of company recognized right-of-use assets

The right-of-use assets at December 31, 2020 comprise the following underlying assets:

	Platforms	Vessels	Properties	Total
Balance at December 31, 2020	7,979	7,167	723	15,869
Cost	11,144	11,257	1,379	23,780
Accumulated depreciation, amortization and depletion	(3,165)	(4,090)	(656)	(7,911)
Balance at December 31, 2019	12,196	8,335	1,057	21,588
Cost	14,542	10,698	1,364	26,604
Accumulated depreciation, amortization and depletion	(2,346)	(2,363)	(307)	(5,016)

Summary of Estimated Useful Life of Property Plant and Equipment
25.2.	Estimated useful life
	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2020
5 years or less	3,456	(2,627)	829
6 - 10 years	8,255	(4,947)	3,308
11 - 15 years	5,266	(1,075)	4,191
16 - 20 years	35,395	(25,213)	10,182
21 - 25 years	28,875	(5,966)	22,909
25 - 30 years	11,464	(2,296)	9,168
30 years or more	4,500	(1,992)	2,508
Units of production method	15,305	(6,804)	8,501
Total	112,516	(50,920)	61,596

Buildings and improvements	5,317	(2,401)	2,916
Equipment and other assets	107,199	(48,519)	58,680